Financial Risk Management - Schedule of Information About Gearing Ratio (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Gearing Ratio [Line Items]
Total financial liabilities and bonds	S/ 2,637,630	S/ 3,348,152
Less: Cash and cash equivalent	(626,180)	(606,950)	S/ (554,002)	S/ (818,402)
Net debt	2,011,450	2,741,202
Total equity	2,589,078	2,489,737	S/ 3,081,912	S/ 3,173,707
Total capital	S/ 4,600,528	S/ 5,230,939
Gearing ratio	0.44%	0.52%